Quarterly Results (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended								12 Months Ended
		Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Effect of Fourth Quarter Events [Line Items]
Revenues		$ 822,991	$ 774,261	$ 736,840	$ 696,803	$ 768,213	$ 696,238	$ 678,961	$ 638,758	$ 3,030,895	$ 2,782,170	$ 2,619,996
Cost of revenues:
Cost of Revenue		458,931	442,908	418,173	390,960	433,497	409,241	394,297	369,708	1,710,972	1,606,743	1,527,250
Gross Profit		$ 364,060	$ 331,353	$ 318,667	$ 305,843	$ 334,716	$ 286,997	$ 284,664	$ 269,050	1,319,923	1,175,427	1,092,746
Gross Profit Percentage		44.20%	42.80%	43.20%	43.90%	43.60%	41.20%	41.90%	42.10%
Restructuring expenses	[1]									3,143	40,708	103
Net Income (Loss) Attributable to Parent		$ 123,316	$ 104,930	$ 94,769	$ 84,590	$ 108,745	$ 47,858	$ 77,457	$ 69,991	$ 407,605	$ 304,051	$ 290,915
Earnings Per Share, Basic		$ 1.45	$ 1.24	$ 1.12	$ 1.00	$ 1.29	$ 0.57	$ 0.92	$ 0.83	$ 4.81	$ 3.59	$ 3.42
Earnings Per Share, Diluted		$ 1.44	$ 1.23	$ 1.11	$ 0.99	$ 1.27	$ 0.56	$ 0.91	$ 0.82	$ 4.76	$ 3.56	$ 3.39
Operating Expense [Member]
Cost of revenues:
Restructuring expenses						$ 4,840	$ 26,147	$ 0	$ 0
Service [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues		$ 429,399	$ 410,466	$ 399,174	$ 389,068	393,276	368,599	364,302	359,968	$ 1,628,107	$ 1,486,145	$ 1,399,363
Cost of revenues:
Cost of Goods and Services Sold		248,393	247,803	234,573	230,001	232,140	227,012	222,190	223,106	960,770	904,448	881,073
Product [Member]
Effect of Fourth Quarter Events [Line Items]
Revenues		393,592	363,795	337,666	307,735	374,937	327,639	314,659	278,790	1,402,788	1,296,025	1,220,633
Cost of revenues:
Cost of Goods and Services Sold		210,538	195,105	183,600	160,959	$ 201,357	$ 182,229	$ 172,107	$ 146,602	$ 750,202	$ 702,295	$ 646,177
Operating Expense [Member]
Cost of revenues:
Restructuring expenses		$ 6	$ (448)	$ (274)	$ 1,389

[1]	For more information regarding our restructuring activities see Note 2 titled, "Restructuring"